Expense Example, No Redemption - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Mid Cap Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 686
3 Years	922
5 Years	1,177
10 Years	1,903
Fidelity Advisor Mid Cap Value Fund - Class C
Expense Example, No Redemption:
1 Year	194
3 Years	600
5 Years	1,032
10 Years	2,038
Fidelity Advisor Mid Cap Value Fund - Class M
Expense Example, No Redemption:
1 Year	489
3 Years	781
5 Years	1,094
10 Years	1,982
Fidelity Advisor Mid Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120
Fidelity Advisor Mid Cap Value Fund - Class Z
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942